Segmental information (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Segment Adjusted EBITDA Represents Adjusted EBITDA Excluding Unallocated Corporate Expenses

	Year Ended December 31, 2019
in €‘000	RoW Betting	RoW Betting AV	United States	Total reportable segments	All other segments	Total
Segment revenue	224,734	102,740	22,869	350,343	30,060	380,403
Segment Adjusted EBITDA	129,233	25,724	(40,095)	114,862	(1,516)	113,346
Amortization of sport rights	(14,199)	(48,874)	(30,820)	(93,893)	—	(93,893)

	Year Ended December 31, 2020
in €‘000	RoW Betting	RoW Betting AV	United States	Total reportable segments	All other segments	Total
Segment revenue	234,991	105,892	34,407	375,290	29,634	404,924
Segment Adjusted EBITDA	118,676	26,759	(16,373)	129,062	(1,383)	127,679
Amortization of sport rights	(10,933)	(45,413)	(24,262)	(80,608)	—	(80,608)

	Year Ended December 31, 2021
in €‘000	RoW Betting	RoW Betting AV	United States	Total reportable segments	All other segments	Total
Segment revenue	309,357	140,162	71,700	521,219	39,983	561,202
Segment Adjusted EBITDA	176,987	39,246	(22,625)	193,608	(5,746)	187,862
Amortization of sport rights	(16,101)	(56,266)	(21,946)	(94,312)	—	(94,312)

Summary of Reconciliations of Segment Reporting Information
Reconciliations of information on reportable segments to the amounts reported in the financial statements:

	December 31
in €‘000	2019	2020	2021
Segment Adjusted EBITDA	113,346	127,679	187,862
Unallocated corporate expenses (1)	(50,153)	(50,811)	(85,849)
Share based compensation	—	(2,327)	(15,431)
Foreign currency gains (losses), net	(1,535)	13,806	5,437
Finance income	4,334	8,517	5,297
Finance costs	(13,462)	(16,658)	(32,540)
Impairment of intangibles assets	(39,482)	(26,184)	—
Depreciation and amortization	(112,803)	(106,229)	(129,375)
Amortization of sport rights	93,893	80,608	94,312
Loss from loss of control of subsidiary	(2,825)	—	—
Impairment of equity-accounted investee	—	(4,578)	—
Impairment loss on other financial assets	(1,558)	(1,698)	(5,889)

Net income (loss) before tax	(10,245)	22,125	23,824

1)	Unallocated corporate expenses primarily consists of salaries and wages for management, legal, human resources, finance, office, technology and other costs not allocated to the segments.

Summary of Segment Reporting Information by Geographical areas

Revenue	Years Ended December 31,
in €‘000	2019	2020	2021
United Kingdom	61,495	58,387	68,688
Malta	49,101	52,674	70,529
US	22,126	30,619	67,093
Switzerland	6,100	5,013	7,397
Other countries *)	241,581	258,231	347,495

Total	380,403	404,924	561,202

*)	No individual country represented more than 10% of the total.

Non-current assets	December 31,
in €‘000	2020	2021
Switzerland	279,352	515,060
Germany	65,136	62,822
United States	12,879	235,935
Other countries *)	32,569	76,933

Total	389,936	890,750

*)	No individual country represented more than 10% of the total.